ACQUISITIONS (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jan. 10, 2013 USD ($) $ / shares shares	Jan. 02, 2013 USD ($)	Dec. 31, 2012 Tanker	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill recognized				$ 18,979
Settlement loss				$ 0	$ 5,000
Scandic American Shipping Ltd [Member]
Business Acquisition [Line Items]
Purchase price	$ 33,300
Common shares paid	18,100
Cash consideration	8,000
Payable to seller	$ 7,200
Number of shares transferred in acquisition (in shares) | shares	1,910,112
Share price of stock transferred (in dollars per share) | $ / shares	$ 9.50
Goodwill recognized	$ 19,000
Settlement loss	$ 5,000
Orion Tankers Ltd [Member]
Business Acquisition [Line Items]
Cash consideration		$ 300
Number of tankers withdrawn from pool | Tanker			9
Percentage of entity acquired		50.00%
Total assets acquired		$ 1,800
Total liabilities assumed		$ 1,300